Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components Represented by Associates (Detail) - USD ($)
$ in Thousands
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit (asset)/liability	$ 2,458	$ 1,365	$ 1,085
MMT India [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit (asset)/liability	2,004	1,594
GI India [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit (asset)/liability	$ 454	$ (229)